Provisions for employees' benefits - Net of post-employment benefits (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liabilities for employee benefits
Opening balance	$ 27,861	$ 29,162
Current service cost	179	208
Past service cost	110	217
Interest expense	2,373	2,091
Gains from financial assumptions	(4,172)	(1,818)
Benefits paid	(2,138)	(1,974)
Foreign currency translation	13	(25)
Closing balance	24,226	27,861
Plan assets
Opening balance	11,730	12,011
Return on assets	991	850
Contributions to funds	892	(1,187)
Benefits paid	(2,138)
Actuarial gains	55	56
Closing balance	11,530	11,730
Net post-employment benefits liability	12,696	16,131
Pension and bonds
Liabilities for employee benefits
Opening balance	14,831	16,412
Current service cost	6	34
Past service cost	0
Interest expense	1,273	1,163
Gains from financial assumptions	(1,054)	(1,520)
Benefits paid	(1,301)	(1,232)
Foreign currency translation	13	(26)
Closing balance	13,768	14,831
Plan assets
Opening balance	11,693	11,974
Return on assets	989	848
Contributions to funds	67	(1,183)
Benefits paid	(1,301)
Actuarial gains	53	54
Closing balance	11,501	11,693
Net post-employment benefits liability	2,267	3,138
Other
Liabilities for employee benefits
Opening balance	13,030	12,750
Current service cost	173	174
Past service cost	110	217
Interest expense	1,100	928
Gains from financial assumptions	(3,118)	(298)
Benefits paid	(837)	(742)
Foreign currency translation	0	1
Closing balance	10,458	13,030
Plan assets
Opening balance	37	37
Return on assets	2	2
Contributions to funds	825	(4)
Benefits paid	(837)
Actuarial gains	2	2
Closing balance	29	37
Net post-employment benefits liability	$ 10,429	$ 12,993